Discontinued Operations - Additional Information (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Indemnified Adjustment Expense Made In Respect Of Research And Development Tax Credit Claims	$ 98	$ 600